Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

15.	Cash and cash equivalents

	2022	2021
	€’000	€’000
Cash and cash equivalents	5,239	7,681
Restricted cash	2,925	-
Total cash and cash equivalents	8,164	7,681

The restricted cash relates to an amount of €2.9 million received from the Agency for Competitiveness and Innovation (“IAPMEI") as grant aid towards our C-5 development project. This cash is subject to a variety of conditions relating to its disbursements and remains restricted until such time that project development commences.